Net Income per Share - Anti-dilutive securities (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options to purchase ordinary shares
Anti-dilutive securities
Anti-dilutive securities excluded from computation of diluted net income per share	2,223,005	30,953,329	29,572,888